Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	55,969,794	59,608,351
Ordinary shares, shares outstanding (in Shares)	55,969,794	59,608,351
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	46,039,565	46,039,565
Ordinary shares, shares outstanding (in Shares)	46,039,565	46,039,565